INTANGIBLE ASSETS (Details)	Dec. 31, 2015 USD ($)
2016	$ 359,533
2017	359,533
2018	359,533
2019	359,533
2020	173,612
Intellectual Property [Member]
Amortization expense	151,200
Non-compete agreement [Member]
Amortization expense	$ 243,056